Accounts Receivable and Other Receivables - Summary of Accounts Receivable, Net of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	Mar. 25, 2023	Mar. 26, 2022
Receivables [Abstract]
Customer trade receivables	$ 6,237	$ 2,710
Other receivables	5,140	5,327
Total	$ 11,377	$ 8,037